Leases (Schedule of Supplemental Cash Flow Information Operating Lease) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating cash flows from operating leases	$ 1,662	$ 1,847	$ 1,887
Right-of-use assets obtained in exchange for lease liabilities (non-cash):
Additions of operating leases	388	1,269	451
Termination of lease agreements	$ (620)	$ 0	$ 0